Provision for rehabilitation and closure costs - Additional Information (Details) - Provision for rehabilitation and closure costs $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of other provisions [line items]
Undiscounted inflation-adjusted provisions	$ 72.5	$ 65.5
MCSA
Disclosure of other provisions [line items]
Undiscounted inflation-adjusted provisions	64.0	59.4
NX Gold
Disclosure of other provisions [line items]
Undiscounted inflation-adjusted provisions	8.5	$ 6.1
Xavantina
Disclosure of other provisions [line items]
Undiscounted inflation-adjusted provisions	$ 2.1
Bottom of range | Discount rate
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.0850	0.0823
Bottom of range | Inflation factor
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.0325	0.0300
Top of range | Discount rate
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.1186	0.0881
Top of range | Inflation factor
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.0531	0.0503